STOCK-BASED COMPENSATION - Stock Options (Details) - Stock options - $ / shares		9 Months Ended
	Apr. 22, 2021	Oct. 02, 2021
Shares
Granted	886,862	886,862
Forfeited		(81,092)
Outstanding at the end		805,770
Vested and expected to vest at the end		805,770
Weighted-Average Exercise Price per Share
Granted (in dollars per share)		$ 19.00
Outstanding at the end (in dollars per share)		19.00
Vested and expected to vest at the end (in dollars per share)		$ 19.00
Weighted-Average Remaining Contract Term
Outstanding at the beginning (in years)		9 years 6 months 18 days
Vested and expected to vest at the end (in years)		9 years 6 months 18 days
Options exercisable at the end (in years)		0 years
Outstanding at the end (in years)		9 years 6 months 18 days